PUBLIC OFFERING	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PUBLIC OFFERING
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

On October 29, 2021, the Company consummated its IPO of 23,000,000 Units, which included the full exercise of the underwriters’ over-allotment option, at a price of $10.00 per Unit, generating gross proceeds of $230,000,000. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share.

NOTE 3. PUBLIC OFFERING

On October 29, 2021, the Company consummated its IPO of 23,000,000 Units, which included the full exercise of the underwriters’ over-allotment option, at a price of $10.00 per Unit, generating gross proceeds of $230,000,000. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share.